Payroll and Social Charges - Schedule of Payroll and Social Charges (Details) - Payroll and social charges [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Payroll and Social Charges [Line Items]
Social charges in installments	$ 288,062	$ 356,545
Bonus and vacation along with related social charges	919,071	804,551
Salaries and related social charges	543,355	561,990
Others	15,108	65,383
Payroll and social charges	1,765,596	1,788,469
Breakdown:
Current liabilities	1,489,505	1,435,751
Non-current liabilities	276,091	352,718
Total liabilities	$ 1,765,596	$ 1,788,469